Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

The Company evaluated subsequent events through the date these restated financial statements were issued.

On October 7, 2025, the Company issued 5,000,000 restricted shares of common stock to a minority shareholder in connection with executing a consulting services agreement.

Note 11 – Subsequent Events

The Company evaluated subsequent events through the date these financial statements were issued.

On May 20, 2025, the Board of Directors of the Company appointed Andrew Morrison as a member of the board and as the Company’s Chief Financial Officer and Treasurer. This appointment was made in connection with a review of certain previously issued financial statements, including an evaluation of the appropriateness of specific accounting policies and related disclosures. As a result of this evaluation, the Company has issued restated financial statements for the three months ended March 31, 2024, the three and six months ended June 30, 2024, and the three and nine months ended September 30, 2024. See Note 12 for more information.

Subsequent to the end of the reporting period, the Company executed a series of amendments to promissory notes with various parties to modify the terms of the notes including extensions of their respective maturity dates. See Note 7 for more information on the amended maturity dates and Note 8 for more information on the impact of these modifications resulting in the issuance of stock and changes to the treatment of related-party notes payable.